Non-controlling Interests - Additional Information (Detail)			12 Months Ended
	Jul. 21, 2017 CAD ($)	Jul. 21, 2017 USD ($)	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares
Disclosure of noncontrolling interests [line items]
Proceeds from issuing shares	$ 62,745,000	$ 50,000,000		$ 60,225,368
The subsidiaries with the exception of isoEnergy [member]
Disclosure of noncontrolling interests [line items]
Proportion of ownership interest in subsidiary			100.00%
IsoEnergy Ltd. [member]
Disclosure of noncontrolling interests [line items]
Proportion of ownership interest in subsidiary			53.35%	63.90%
Increase in number of flow through shares outstanding			10,848,200	999,999
Common shares to related parties			7,022,520
Proceeds from issuing shares | $			$ 7,710,764	$ 1,100,000
Increase in number of shares outstanding, issued to an unrelated third party			102,600
Issue of shares for exploration and evaluation assets				4,000,000
IsoEnergy Ltd. [member] | Radio Property [member]
Disclosure of noncontrolling interests [line items]
Issue of shares for exploration and evaluation assets				3,000,000
IsoEnergy Ltd. [member] | Geiger Property [member]
Disclosure of noncontrolling interests [line items]
Issue of shares for exploration and evaluation assets			3,330,000	1,000,000
IsoEnergy Ltd. [member] | Laroque East uranium exploration property [member]
Disclosure of noncontrolling interests [line items]
Issue of shares for exploration and evaluation assets			1,000,000